RELATED PARTY TRANSACTIONS Due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 9,005	$ 5,068
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	6,569	1,239
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	38	52
Archer Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	147	88
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	83	81
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	336	1,953
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	1,000	489
Flex LNG [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	508	979
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	59	68
Northern Drilling Ltd [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	63	0
North Atlantic Drilling Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	202	103
Other related parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 0	$ 16